Pension Plans - Schedule of Weighted Average Assumption Used (Details) (10 K)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Retirement Benefits [Abstract]
Discount rate	2.78%	3.21%
Expected long-term rate of return on plan assets	0.00%	0.00%
Rate of compensation increase	2.00%	2.00%